Business activity and Initial Public Offering	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Business activity and Initial Public Offering
1.	Business activity and Initial Public Offering

(a)	Business activity -
Intercorp Financial Services Inc. and Subsidiaries (henceforth “IFS”, “the Company” or “the Group”), is a limited liability holding company incorporated in the Republic of Panama on September 19, 2006, and is a Subsidiary of Intercorp Perú Ltd. (henceforth “Intercorp Perú”), a holding Company incorporated in 1997 in the Commonwealth of the Bahamas. As of December 31, 2020 and 2019, Intercorp Perú holds directly and indirectly 70.64 and 70.62 percent of the issued and outstanding capital stock of IFS, respectively.
IFS’s legal domicile is located at Av. Carlos Villarán 140 Urb. Santa Catalina, La Victoria, Lima, Peru.
As of December 31, 2020 and 2019, IFS holds 99.30 percent of the capital stock of Banco Internacional del Perú S.A.A. – Interbank (henceforth “Interbank”), 99.84 percent of the capital stock of Interseguro Compañía de Seguros S.A. (henceforth “Interseguro”), 100 percent of the capital stock of Inteligo Group Corp. (henceforth “Inteligo”).
The operations of Interbank and Interseguro are concentrated in Peru, while the operations of Inteligo and its Subsidiaries (Interfondos S.A. Sociedad Administradora de Fondos, Inteligo Sociedad Agente de Bolsa S.A. and Inteligo Bank Ltd.) are mainly concentrated in Peru and Panama.
The main activities of IFS’s Subsidiaries and their assets, liabilities, equity, operating income, net income, balances and other relevant information are presented in Note 2.
The consolidated financial statements of IFS and Subsidiaries as of December 31, 2019, and for the year then ended, were approved by the Board of Directors on April 22, 2020. The consolidated financial statements as of December 31, 2020, and for the year then ended, have been approved and authorized for issuance by Management and the Audit Committee on April 26, 2021, and will be submitted for approval by the Board of Directors. In Management’s opinion, the accompanying consolidated financial statements will be approved by the Board of Directors without modifications.

(b)	Global pandemic Covid-19 -

(b.1)	State of National and Sanitary Emergency
In December 2019, a new coronavirus strain
(SARS-CoV-2)
was identified in Wuhan, China, which causes the coronavirus disease 2019 known as
“Covid-19”,
and subsequently, in March 2020, it was declared a global pandemic by the World Health Organization.
Covid-19
has had a significant impact on the world economy. Many countries imposed travel bans, social isolation, and even people in many places have been and are subject to quarantine measures.
In the case of Peru, in March 2020, the Government declared a State of National and Sanitary Emergency ordering the closure of borders, mandatory social isolation, the closure of businesses considered non-essential
(the exceptions were the production, distribution and commercialization of food and pharmaceuticals, financial services and healthcare), among other measures related to the health and well-being of citizens.

Subsequently, in May 2020, through Supreme Decree
No. 080-2020,
the government approved the gradual resumption of economic activities in order to mitigate the economic negative effects of the pandemic. The proposed reactivation would be in four phases based on the impact of each sector on the economy, being mining and industry, construction, services and tourism and commerce the first ones to restart, followed by manufacturing. The last phase had considered the reopening of the entertainment sector with reduced capacity.
Notwithstanding the aforementioned, due to the increase in the number of infections at national level, through Supreme Decree
No. 009-2021,
dated February 19, 2021, the Peruvian Government extended the State of Sanitary Emergency until September 2, 2021. Likewise, through Supreme Decree No.
036-2021-PCM,
the State of National Emergency was also extended through March 31, 2021, with measures focused by region in the areas of health care and traffic restrictions on movement.

(b.2)	Economic measures adopted by the Peruvian Government
Within this context, the Ministry of Economy and Finance (henceforth “MEF”), the Central Reserve Bank of Peru (henceforth “BCRP”) and the Superintendence of Banking and Insurance and private Pension Fund Administrators (henceforth “SBS”), activated extraordinary measures aimed to alleviate the financial and economic impact of
Covid-19,
in particular on customers of the financial system (due to the closure of most sectors of economic activity), as well as some additional measures focused on securing the continuity of the economy’s payment chain.
The main measures implemented in the financial system are related to facilities for loan rescheduling (payment deferrals), suspension of counting of past due days, partial withdrawal of deposits from compensation from service time accounts, setting of Repo operations with the BCRP and the launching of credit programs guaranteed by the Peruvian Government, such as “Reactiva Peru”, created through Legislative Decree No. 1455-2020 and expanded through Supreme Decree No. 1486-2020, which has the purpose to secure the continuity of companies’ payment chain to face the impact of
Covid-19.
Such program grants guarantees to companies to obtain working capital loans and thus fulfill their short-term obligations to their workers and suppliers of goods and services. This program manages guarantees for the entire Peruvian financial system whose total amounted to S/60,000 million.
As of December 31, 2020, Interbank holds loans of the “Reactiva Peru” program for an amount of S/6,615,768,000, from which S/5,855,826,000 are guaranteed by the Peruvian Government.

(b.3)	Measures adopted by the Company and Subsidiaries
Management and the Board of IFS monitors the situation closely and is focusing on four fundamental pillars which is going to allow the continuity of its operations; taking the following measures in each one of these pillars:

i)	Liquidity and solvency
Active participation in the BCRP’s daily operations, thus raising funds through loan reporting operations represented by securities. These funds were aimed to loans under the “Reactiva Peru” program, which in turn allowed a higher collection in the levels of deposits. Likewise, in order to strengthen its capital and regulatory capital to face with the volatile environment, the Group implemented the following measures:

•
The General Shareholders’ Meeting of Interbank held on April 3, 2020, approved the reduction in the percentage of distributable dividends for the 2019 period, from 45 percent to 25 percent. In addition, it was agreed that the net profit generated in the first quarter of 2020 would be capitalized, which amounted to S/231,887,000 and will be capitalized within the deadlines established by law for the holding of the General Shareholders’ Meeting.

•	On June 30, 2020, Interbank placed an International subordinated bonds for US$300,000,000.

•
In the Board’s Session held on June 30, 2020, Interseguro agreed to the capitalization of S/50,000,000 with charge to the period’s net profit. The capitalization of this amount will be performed in the year 2021 within the deadline established by law for the holding of the General Shareholders’ Meeting.

•	On September 30, 2020, Interseguro placed subordinated bonds for US$25,000,000.

•	In the General Shareholders’ Meeting held on December 24, 2020, Interseguro agreed to the capitalization of S/48,148,000 with charge to the retained earnings.

ii)	Operations
In order to sustain the Group’s operations, the following measures have been taken:

•	Provide to employees with technological tools.

•	Implementation of new protocols for business continuity under the current circumstances.

•	Monitoring of supplier operations related to the supply of cash.

•	Reinforcement of IT systems and cybersecurity.

iii)	Distribution channels

•	Financial stores – implementation of flexible opening hours.

•	ATMs – Maintenance and cash availability of cash at full capacity.

•	Call center – Increase of telephone operators.

•	Apps and home banking

iv)	Employees

•	Implementation of Covid-19 protocols and health surveillance.

•	Home office implementation

•	Testing kits to detect Covid-19 acquired for the Group’s employees and daily health tracking in case of contagion
Due to the nature of its operations, the subsidiary Inteligo, was not significantly impacted by the
Covid-19
pandemic.
In Management’s opinion, these and other additional measures implemented will sufficiently enable IFS to address the negative effects of the
Covid-19
pandemic.

(c)	Initial Public Offering
On July 3, 2019, the Board of IFS approved the filing with the Securities and Exchange Commission of the United States of America (henceforth “SEC”), of a Registration Statement under Form
F-1
of the Securities Exchange Act of 1933 of the United States of America, in relation with a proposal of an Initial Public Offering (henceforth “Offering”) of IFS’s common shares.

On July 18, 2019, IFS announced the placement of the Offering for approximately 9,000,000 common shares at a price of US$46.00 per common share. The sale was performed by (i) IFS, (ii) Interbank, (iii) Intercorp Perú; and (iv) a
non-related
shareholder. Additionally, IFS granted the Offering placers a
30-day
call option for up to 1,350,000 new common shares, as an additional initial issuance.
As result of said Offering, IFS sold 2,418,754 common shares held as treasury stock (including shares sold by Interbank), as well as approximately 1,150,000 new common shares to be issued. Intercorp Perú sold 2,531,246 shares, and the non-related
shareholder sold 3,000,000 shares. Additionally, the placers exercised the call option regarding 1,186,841 new common shares.
In this sense, IFS and Subsidiaries combined, sold, 4,755,595 shares at US$46.00 per share. The sale value amounted to approximately US$218,757,000 (before issuance expenses).
The total impact of the Offering on the Company’s net equity, after discounting the issuance expenses, amounted to S/684,125,000 (approximately US$208,384,000), mainly explained by:

(i)
Issuance of 2,336,841 shares, for an amount of S/336,950,000, out of which S/74,571,000 correspond to capital stock and S/262,379,000 to capital surplus (net of issuance expenses for S/15,957,000), see Note 16(a).

(ii)
Sale of 2,418,754 share held as treasury stock, including shares sold by Interbank, for a total amount of S/347,175,000, which were recorded in captions “Treasury stock” and “Retained earnings”, see Note 16(b).